SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
List of Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

(a)	BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:

•	certain financial instruments as disclosed in note 16, which are measured at fair value;

•	the net deferred pension liability, which is measured as described in note 22; and

•	liabilities for stock-based compensation, which are measured at fair value as disclosed in note 24.

(b)	BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation.

(c)	FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:

•	monetary assets and monetary liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;

•	non-monetary assets, non-monetary liabilities, and related depreciation and amortization expenses - at the historical exchange rates; and

•	revenue and expenses other than depreciation and amortization - at the average rate for the month in which the transaction was recognized.

(d)	BUSINESS COMBINATIONS
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred and the equity interests we issued, less the liabilities we assumed to acquire the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.

(e)	NEW ACCOUNTING PRONOUNCEMENTS ADOPTED IN 2017
We adopted the following IFRS amendments prospectively beginning on January 1, 2017.

•
Amendments to IAS 7, Statement of Cash Flows, requiring entities to provide additional disclosures that enable financial statement users to evaluate cash flow and non-cash changes in liabilities arising from financing activities.

•	Amendments to IAS 12, Income Taxes, clarifying the requirements for deferred tax assets for unrealized losses on debt instruments.

•
Amendments to IFRS 12, Disclosure of Interests in Other Entities, clarifying the required disclosures regarding an entity's interest in subsidiaries, joint arrangements, and associates that are held for sale, held for distribution, or classified as discontinued operations.

The adoption of these amendments did not have a material effect on our consolidated financial statements.

(f)	ADDITIONAL SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES, AND JUDGMENTS
When preparing our consolidated financial statements, management makes judgments, estimates, and assumptions that affect how accounting policies are applied and the amounts we report as assets, liabilities, revenue, and expenses. Our significant accounting policies, estimates, and judgments are identified in this note. Furthermore, the following information is disclosed throughout the notes as identified in the table below:

•	information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;

•	information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and

•	information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments		X		X
5	Revenue Recognition		X
7	Property, Plant and Equipment		X	X	X
8	Intangible Assets and Goodwill		X	X	X
12	Income Taxes		X		X
13	Earnings Per Share		X
14	Accounts Receivable		X
15	Inventories		X
16	Financial Instruments		X	X	X
17	Investments		X
19	Provisions		X	X	X
22	Post-Employment Benefits		X	X
24	Stock-Based Compensation		X	X
27	Commitments and Contingent Liabilities		X		X

(g)	RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
The IASB has issued the following new standards that will become effective in a future year and will have an impact on our consolidated financial statements in future periods.

IFRS 15, REVENUE FROM CONTRACTS WITH CUSTOMERS (IFRS 15)
Effective January 1, 2018, we will adopt IFRS 15. Our first quarter 2018 interim financial statements will be our first financial statements issued in accordance with IFRS 15. IFRS 15 supersedes current accounting standards for revenue, including IAS 18, Revenue and IFRIC 13, Customer Loyalty Programmes.

IFRS 15 introduces a single model for recognizing revenue from contracts with customers. This standard applies to all contracts with customers, with only some exceptions, including certain contracts accounted for under other IFRSs. The standard requires revenue to be recognized in a manner that depicts the transfer of promised goods or services to a customer and at an amount that reflects the consideration expected to be received in exchange for transferring those goods or services. This is achieved by applying the following five steps:

1. identify the contract with a customer;
2. identify the performance obligations in the contract;
3. determine the transaction price;
4. allocate the transaction price to the performance obligations in the contract; and
5. recognize revenue when (or as) the entity satisfies a performance obligation.

IFRS 15 also provides guidance relating to the treatment of contract acquisition and contract fulfillment costs.

The application of this new standard will have significant impacts on our reported Wireless results, specifically with regards to the timing of recognition and classification of revenue, and the treatment of costs incurred in acquiring customer contracts. The timing of recognition and classification of revenue is affected because, at contract inception, IFRS 15 requires the estimation of total consideration over the contract term and the allocation of that consideration to all performance obligations in the contract based on their relative stand-alone selling prices. This will most significantly affect our Wireless arrangements that bundle equipment and service together into monthly service fees, which will result in an increase to equipment revenue recognized at contract inception and a decrease to service revenue recognized over the course of the contracts. We do not expect the application of IFRS 15 to affect our cash flows from operations or the methods and underlying economics through which we transact with our customers.

The treatment of costs incurred in acquiring customer contracts is affected as IFRS 15 requires certain contract acquisition costs (such as sales commissions) to be recognized as an asset and amortized into operating expenses over time. Currently, such costs are expensed as incurred.

In addition, new assets and liabilities will be recognized on our Consolidated Statements of Financial Position. Specifically, a contract asset and contract liability will be recognized to account for any timing differences between the revenue recognized and the amounts billed to the customer.

Significant judgment is needed to define the enforceable rights and obligations of a contract and to determine when the customer obtains control of the distinct good or service.

We plan to retrospectively apply IFRS 15 to all contracts that are not complete on the date of initial application. We have made a policy choice to restate each prior period presented and will recognize the cumulative effect of initially applying IFRS 15 as an adjustment to the opening balance of equity as at January 1, 2017, subject to certain practical expedients we adopted.

We have implemented a new revenue recognition system to enable us to comply with the requirements of IFRS 15, including appropriately allocating revenue between different performance obligations within individual contracts for certain revenue streams. We have had detailed data validation processes in place throughout the transition work period to implement IFRS 15.

We have a team dedicated to ensuring our compliance with IFRS 15. This team was responsible for determining system requirements, ensuring our data collection was appropriate, and communicating the upcoming changes with various stakeholders. In addition, this team assisted in the development of new internal controls that will help ensure our new revenue recognition system operates as intended and the related results are complete and accurate.

EFFECT OF TRANSITION TO IFRS 15
Consolidated Statements of Income
Below is the estimated effect of transition to IFRS 15 on our Consolidated Statements of Income for the year ended December 31, 2017, all of which pertain to our Wireless segment. Only metrics that are impacted by the IFRS 15 conversion are presented.

		Year ended December 31, 2017
(In billions of dollars)	Note 2(g)	As reported	Estimated effect of transition	Subsequent to transition [1]

Revenue	i	14.1	0.2	14.3

Operating expenses:
Operating costs	ii, iii	8.8	***	8.8
Other non-operating costs		3.0	—	3.0

Income before income tax expense		2.3	0.2	2.5
Income tax expense		0.6	***	0.6

Net income for the year		1.7	0.2	1.9
*** Amounts less than $0.1 billion; these amounts have been excluded from subtotals.

[1]	As a result of IFRS 15 being adopted effective January 1, 2018, we will retrospectively amend our 2017 results in our fiscal 2018 financial filings.

Consolidated Statements of Financial Position
Below is the estimated effect of transition to IFRS 15 on our Consolidated Statements of Financial Position as at January 1, 2017 and as at December 31, 2017.

		As at January 1, 2017			As at December 31, 2017
(in billions of dollars)	Note 2(g)	As reported	Estimated effect of transition	Subsequent to transition [1]	As reported	Estimated effect of transition	Subsequent to transition [1]

Assets
Current assets:
Accounts receivable		1.9	***	1.9	2.0	***	2.0
Inventories	iii	0.3	0.1	0.4	0.3	0.1	0.4
Current portion of contract assets	i	—	0.7	0.7	—	0.8	0.8
Other current assets	ii	0.2	0.2	0.4	0.2	0.2	0.4
Remainder of current assets		0.2	—	0.2	0.5	—	0.5
Total current assets		2.6	1.0	3.6	3.0	1.1	4.1

Contract assets	i	—	0.4	0.4	—	0.4	0.4
Other long-term assets	ii	0.1	***	0.1	0.1	***	0.1
Remainder of long-term assets		25.6	—	25.6	25.8	—	25.8
Total assets		28.3	1.4	29.7	28.9	1.5	30.4

Liabilities and shareholders’ equity
Current liabilities:
Other current liabilities [2]	iii	0.1	0.1	0.2	—	0.1	0.1
Current portion of contract liabilities [3]	i	0.4	***	0.4	0.3	***	0.3
Remainder of current liabilities		4.6	—	4.6	6.5	—	6.5
Total current liabilities		5.1	0.1	5.2	6.8	0.1	6.9

Deferred tax liabilities		1.9	0.4	2.3	2.2	0.4	2.6
Remainder of long-term liabilities		16.0	—	16.0	13.5	—	13.5
Total liabilities		23.0	0.5	23.5	22.5	0.5	23.0
Shareholders’ equity		5.3	0.9	6.2	6.4	1.0	7.4
Total liabilities and shareholders’ equity		28.3	1.4	29.7	28.9	1.5	30.4
*** Amounts less than $0.1 billion; these amounts have been excluded from subtotals.
1 As a result of IFRS 15 being adopted effective January 1, 2018, we will retrospectively amend our 2017 results in our fiscal 2018 financial filings.

[2]	Previously reported as "current portion of provisions".

[3]	Previously reported as "unearned revenue".

The application of IFRS 15 will not affect our cash flows from operating, investing, or financing activities.

i) Contract assets and liabilities
Contract assets arise primarily as a result of the difference between revenue recognized on the sale of a wireless device at the onset of a term contract and the cash collected at the point of sale. Revenue recognized at point of sale requires the estimation of total consideration over the contract term and the allocation of that consideration to all performance obligations in the contract based on their relative stand-alone selling prices. For Wireless term contracts, revenue will be recognized earlier than previously reported, with a larger allocation to equipment revenue. Prior to the adoption of IFRS 15, the amount allocated to equipment revenue was limited to the non-contingent consideration received at the point of sale when recovery of the remaining consideration in the contract was contingent upon the delivery of future services.

We will record a contract liability when we receive payment from a customer in advance of providing goods and services. We will account for contract assets and liabilities on a contract-by-contract basis, with each contract being presented as a single net contract asset or net contract liability accordingly.

All contract assets will be recorded net of an allowance for expected credit losses, measured in accordance with IFRS 9.

ii) Deferred commission cost asset
Under IFRS 15, we will defer commission costs paid to internal and external representatives as a result of obtaining contracts with customers as deferred commission cost assets and amortize them over the pattern of the transfer of goods and services to the customer, which is typically evenly over either 12 or 24 consecutive months.

iii) Inventories and other current liabilities
Under IFRS 15, significant judgment is required to determine when the customer obtains control of the distinct good or service. For affected transactions, we have defined our customer as the end subscriber and determined that they obtain control when they receive possession of a wireless device, which typically occurs upon activation. For certain transactions through third-party franchise operators and other retailers, the timing of when the customer obtains control of a wireless device will be deferred in comparison to our current policy where revenue is recognized when the wireless device is delivered and accepted by the independent dealer. This will result in a greater inventory balance and a corresponding increase in other current liabilities.

IFRS 9, FINANCIAL INSTRUMENTS (IFRS 9)
Effective January 1, 2018, we will adopt IFRS 9. Our first quarter 2018 interim financial statements will be our first financial statements issued in accordance with IFRS 9. In July 2014, the IASB issued the final publication of the IFRS 9 standard, which supersedes IAS 39, Financial Instruments: recognition and measurement (IAS 39). IFRS 9 includes revised guidance on the classification and measurement of financial instruments, new guidance for measuring impairment on financial assets, and new hedge accounting guidance. We have made a policy choice to adopt IFRS 9 on a retrospective basis; however, our 2017 comparatives will not be restated because it is not possible to do so without the use of hindsight.

Under IFRS 9, financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. IFRS 9 contains three primary measurement categories for financial assets: measured at amortized cost, fair value through other comprehensive income (FVTOCI), and fair value through profit and loss (FVTPL). Under IFRS 9, we will irrevocably elect to present subsequent changes in the fair value of our equity investments that are neither held-for-trading nor contingent consideration arising from a business combination in other comprehensive income (FVTOCI with no reclassification to net income). For these equity investments, any impairment on the instrument will be recorded in other comprehensive income, and cumulative gains or losses in other comprehensive income will not be reclassified into net income on disposal.

Under IFRS 9, the loss allowance for trade receivables must be calculated using the expected lifetime credit loss and recorded at the time of initial recognition. A portion of our trade receivables require an incremental loss allowance in order to comply with the requirements of IFRS 9; as a result, we will recognize a $4 million decrease to accounts receivable and a corresponding decrease to retained earnings within shareholders’ equity, effective January 1, 2018. In addition, the expected loss allowance using the lifetime credit loss approach will be applied to contract assets under IFRS 15. There is no significant effect on the carrying value of our other financial instruments under IFRS 9 related to this new requirement.

The new hedge accounting guidance aligns hedge accounting more closely with an entity’s risk management strategies. IFRS 9 does not fundamentally change the types of hedging relationships or the requirement to measure and recognize ineffectiveness; however, it allows more hedging strategies used for risk management to qualify for hedge accounting and introduces more judgment to assess the effectiveness of a hedging relationship, primarily from a qualitative standpoint. This is not expected to have an effect on our reported results and will simplify our application of effectiveness tests going forward.

Below is a summary showing the classification and measurement bases of our financial instruments as at January 1, 2018 as a result of adopting IFRS 9 (along with a comparison to IAS 39).

Financial instrument	IAS 39	IFRS 9

Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Accounts receivable	Loans and receivables	Amortized cost
Investments	Available-for-sale [1]	FVTOCI with no reclassification to net income

Financial liabilities
Bank advances	Other financial liabilities	Amortized cost
Short-term borrowings	Other financial liabilities [2]	Amortized cost
Accounts payable	Other financial liabilities	Amortized cost
Accrued liabilities	Other financial liabilities	Amortized cost
Long-term debt	Other financial liabilities [2]	Amortized cost

Derivatives [3]
Debt derivatives [4]	Held-for-trading	FVTOCI and FVTPL
Bond forwards	Held-for-trading	FVTOCI
Expenditure derivatives	Held-for-trading	FVTOCI
Equity derivatives	Held-for-trading [5]	FVTPL

[1]
Subsequently measured at fair value with changes recognized in other comprehensive income. The net change subsequent to initial recognition, in the case of investments, is reclassified into net income upon disposal of the investment or when the investment becomes impaired.

[2]	Subsequently measured at amortized cost using the effective interest method.

[3]
The derivatives can be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.

[4]
Debt derivatives related to our senior notes and debentures have been designated as hedges for accounting purposes and will be classified as fair value through other comprehensive income (FVTOCI). Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and will be classified as fair value through profit and loss (FVTPL).

[5]	Subsequent changes are offset against stock-based compensation expense or recovery in operating costs.

IFRS 16, LEASES (IFRS 16)
In January 2016, the IASB issued the final publication of the IFRS 16 standard, which will supersede the current IAS 17, Leases (IAS 17) standard. IFRS 16 introduces a single accounting model for lessees and for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee will be required to recognize a right-of-use asset, representing its right to use the underlying asset, and a lease liability, representing its obligation to make lease payments. The accounting treatment for lessors will remain largely the same as under IAS 17.

The standard is effective for annual periods beginning on or after January 1, 2019. We have the option to either:

•	apply IFRS 16 with full retrospective effect; or

•	recognize the cumulative effect of initially applying IFRS 16 as an adjustment to opening equity at the date of initial application.

We believe that, as a result of adopting IFRS 16, we will recognize a significant increase to both assets and liabilities, as we will be required to record a right-of-use asset and a corresponding lease liability on our Consolidated Statements of Financial Position, as well as a decrease to operating costs, an increase to finance costs (due to accretion of the lease liability), and an increase to depreciation and amortization (due to depreciation of the right-of-use asset).

We have a team engaged to ensuring our compliance with IFRS 16. This team has been responsible for determining process requirements, ensuring our data collection is appropriate, and communicating the upcoming changes with various stakeholders. In addition, this team is assisting in the development of new internal controls that will help ensure the system runs as intended and the related results are accurate.

We are implementing a process that will enable us to comply with the requirements of IFRS 16 on a lease-by-lease basis. We expect to begin a parallel run under both IAS 17 and IFRS 16 using this system in 2018. We will have detailed data validation processes that will continue throughout the course of 2018. As a result, we are continuing to assess the effect of this standard on our consolidated financial statements and it is not yet possible to make a reliable estimate of its effect. We expect to disclose the estimated financial effects of the adoption of IFRS 16 in our 2018 consolidated financial statements.